Note 3 - Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Furniture and equipment	$ 1,712	$ 1,585
Leasehold improvements	318	318
Total property and equipment	2,030	1,903
Less accumulated depreciation and amortization	(1,620)	(1,491)
Total property and equipment, net	$ 410	$ 412